Supplement to the
Fidelity® 100 Index Fund
January 29, 2008
Prospectus

Fergal Jackson no longer serves as an Assistant Portfolio Manager of the fund. All references to Mr. Jackson in the "Fund Management" section beginning on page 11 are no longer applicable.

The following information replaces similar information found in the "Fund Management" section beginning on page 11.

The fund is managed by Geode, a sub-advisor to the fund. Jeffrey Adams is lead portfolio manager of the fund. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of the fund, and Lou Bottari is the assistant portfolio manager of the fund.

The following information supplements similar information found in the "Fund Management" section beginning on page 11.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of the fund, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr.  Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of the fund, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

HUN-09-01 January 15, 2009 1.857358.102

Supplement to the
Spartan® 500 Index Fund
June 28, 2008
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 22.

The fund is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of the fund. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of the fund, and Lou Bottari is the assistant portfolio manager of the fund.

The following information supplements similar information found in the "Fund Management" section beginning on page 22.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of the fund, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of the fund, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

SMI-09-01 January 15, 2009 1.717989.126